5. STOCKHOLDERS' DEFICIT (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Exercise Price	$ 0.001	$ 0.001	$ 0.001	$ 0
Warrants Outstanding	17,200,000	18,200,000	18,000,000	0
Warrants Exercisable	0	0	18,000,000
Weighted Average Remaining Contractual Life	1 year 10 months 24 days	2 years 1 month 6 days	2 years 10 months 24 days
Aggregate Intrinsic Value	$ 508,000	$ 801,900	$ 918,000